UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2733

                           Salomon Brothers Fund Inc
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
June 30, 2003



                             THE SALOMON BROTHERS

                                   FUND INC

WHAT'S INSIDE
--------------------------------------------------------------------------

Letter from the Chairman...............................................  1

Major Portfolio Changes................................................  3

Schedule of Investments................................................  4

Statement of Assets and Liabilities....................................  9

Statement of Operations................................................ 10

Statements of Changes in Net Assets.................................... 11

Notes to Financial Statements.......................................... 12

Financial Highlights................................................... 15

Additional Shareholder Information..................................... 16

Dividend Reinvestment Plan............................................. 17

LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------


                                                    [PICTURE OF R. JAY GERKEN]

                                                     R. JAY GERKEN, CFA
                                                     Chairman, President
                                                     and Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-800-SALOMON. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.


Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 21, 2003

--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                  1

Important Message to Shareholders

Any shareholders who are holding old certificates of The Lehman Corporation, the Fund's former name, should exchange those certificates, free of charge, for new ones bearing The Salomon Brothers Fund Inc name. The New York Stock Exchange has informed us that the old certificates may create settlement problems in the future if you decide to sell your shares. Please note that while you are not required to exchange the certificates, we recommend that you do so. Shareholders who wish to exchange their certificates should send them via registered mail with a letter requesting exchange for new certificates to:

         The Bank of New York
         Receive and Deliver Department-11W
         Church Street Station
         P.O. Box 11002
         New York, New York 10286-1002


Take Advantage of the Fund's
Dividend Reinvestment Plan!

Many of our shareholders that seek to build on their holdings in the Fund have taken advantage of the Automatic Dividend Reinvestment and Cash Payment Plan ("Plan"). Under the terms of the Plan, shareholders may arrange to reinvest their dividends automatically in additional shares. The Plan provides that when the Fund's shares are traded at a discount to net asset value, dividends and distributions will be initially payable in the form of shares purchased by The Bank of New York, the Plan Agent, in the open market. To the extent that the discount converts to a premium during the purchase period or when the permissible purchase period ends, the balance will be paid in newly issued shares of the Fund. Additional details about the Plan appear on page 17 of this report.

Shareholders of the Fund can call 1-888-777-0102, toll free, or email shareowner-svcs@bankofny.com, to obtain portfolio breakdown and performance information. For information concerning your Fund stock account, please call The Bank of New York at 1-800-432-8224 or email stock.bankofny.com.


--------------------------------------------------------------------------------
2                                        2003 Semi-Annual Report to Shareholders

Major Portfolio Changes (unaudited)     For the Three Months Ended June 30, 2003
--------------------------------------------------------------------------------

Additions 1                                                         Shares
-------------------------------------------------------------------------------
ChevronTexaco Corp.                                                 215,200 2
-------------------------------------------------------------------------------
Electronic Data Systems Corp.                                       647,600
-------------------------------------------------------------------------------
ENSCO International Inc.                                            314,900 2
-------------------------------------------------------------------------------
Fifth Third Bancorp                                                 212,800 2
-------------------------------------------------------------------------------
Guidant Corp.                                                       183,100 2
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                                 714,200 2
-------------------------------------------------------------------------------
Johnson & Johnson                                                   174,800
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                172,200
-------------------------------------------------------------------------------
McDonald's Corp.                                                    632,300 2
-------------------------------------------------------------------------------
Merck & Co. Inc.                                                    200,400 2
-------------------------------------------------------------------------------
Schering-Plough Corp.                                               444,600
-------------------------------------------------------------------------------
U.S. Bancorp                                                        387,100 2
-------------------------------------------------------------------------------
Wyeth                                                               267,400 2
-------------------------------------------------------------------------------


Reductions                                                         Shares
-------------------------------------------------------------------------------
American International Group, Inc.                                  157,182
-------------------------------------------------------------------------------
Bell Atlantic Financial Services                                  7,000,000 3
-------------------------------------------------------------------------------
Costco Wholesale Corp.                                              178,400
-------------------------------------------------------------------------------
Danaher Corp.                                                        96,300 3
-------------------------------------------------------------------------------
Ecolab Inc.                                                         191,500 3
-------------------------------------------------------------------------------
EMC Corp.                                                           798,500 3
-------------------------------------------------------------------------------
Freddie Mac                                                         124,600
-------------------------------------------------------------------------------
General Mills, Inc.                                                 275,100 3
-------------------------------------------------------------------------------
The Hartford Financial Services Group, Inc.                         179,900 3
-------------------------------------------------------------------------------
Microsoft Corp.                                                     496,400
-------------------------------------------------------------------------------
Novartis AG                                                         187,000 3
-------------------------------------------------------------------------------
Pfizer Inc.                                                         267,460
-------------------------------------------------------------------------------
The Southern Co.                                                    363,000 3
-------------------------------------------------------------------------------
STMicroelectronics N.V., NY Shares                                  336,000 3
-------------------------------------------------------------------------------
Sun Microsystems, Inc.                                            1,546,300
-------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. ADR                             173,500
-------------------------------------------------------------------------------
United Technologies Corp.                                           102,800 3
-------------------------------------------------------------------------------

1 Exclusive of changes resulting entirely from stock dividends and stock splits. 2 New addition.
3 Elimination.


--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                  3

Schedule of Investments (unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

     SHARES                  SECURITY                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCK-- 97.8%
Aerospace and Defense -- 1.4%
      177,400     The Boeing Co.                                    $  6,088,368
      232,500     Lockheed Martin Corp.                               11,060,025
--------------------------------------------------------------------------------
                                                                      17,148,393
--------------------------------------------------------------------------------
Banks -- 9.7%
      277,700     Bank of America Corp.                               21,946,631
      760,400     The Bank of New York Co., Inc.                      21,861,500
      384,500     Bank One Corp.                                      14,295,710
      212,800     Fifth Third Bancorp                                 12,201,952
      412,200     FleetBoston Financial Corp.                         12,246,462
      387,100     U.S. Bancorp                                         9,483,950
      151,700     Wachovia Corp.                                       6,061,932
      423,600     Wells Fargo & Co.                                   21,349,440
--------------------------------------------------------------------------------
                                                                     119,447,577
--------------------------------------------------------------------------------
Beverages -- 1.5%
      419,100     PepsiCo, Inc.                                       18,649,950
--------------------------------------------------------------------------------
Biotechnology -- 2.9%
      403,036     Amgen Inc. (a)                                      26,777,712
      219,300     Cephalon, Inc. (a)(b)                                9,026,388
--------------------------------------------------------------------------------
                                                                      35,804,100
--------------------------------------------------------------------------------
Building Products -- 1.0%
      159,500     American Standard Cos. Inc. (a)                     11,791,835
--------------------------------------------------------------------------------
Commercial Services and Supplies -- 1.5%
      115,000     Avery Dennison Corp.                                 5,773,000
      426,700     Paychex, Inc.                                       12,506,577
--------------------------------------------------------------------------------
                                                                      18,279,577
--------------------------------------------------------------------------------
Communications Equipment -- 2.7%
      951,800     Cisco Systems, Inc. (a)                             15,885,542
      423,600     Comverse Technology, Inc. (a)                        6,366,708
      652,400     Nokia Oyj ADR                                       10,718,932
--------------------------------------------------------------------------------
                                                                      32,971,182
--------------------------------------------------------------------------------
Computers and Peripherals -- 3.5%
      678,500     Dell Computer Corp. (a)                             21,684,860
      714,200     Hewlett-Packard Co.                                 15,212,460
    1,288,500     Sun Microsystems, Inc. (a)                           5,927,100
--------------------------------------------------------------------------------
                                                                      42,824,420
--------------------------------------------------------------------------------
Consulting and Services -- 1.3%
      747,400     Electronic Data Systems Corp.                       16,031,730
--------------------------------------------------------------------------------
Containers and Packaging -- 0.4%
      400,200     Smurfit-Stone Container Corp. (a)(b)                 5,214,606
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4                                        2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

     SHARES                  SECURITY                                  VALUE
--------------------------------------------------------------------------------
Diversified Financials -- 5.1%
      177,000     American Express Co.                               $ 7,400,370
      125,300     Freddie Mac                                          6,361,481
      198,100     The Goldman Sachs Group, Inc.                       16,590,875
      327,200     J.P. Morgan Chase & Co.                             11,183,696
      329,800     MBNA Corp.                                           6,873,032
      314,400     Merrill Lynch & Co., Inc.                           14,676,192
--------------------------------------------------------------------------------
                                                                      63,085,646
--------------------------------------------------------------------------------
Diversified Telecommunications Services -- 1.7%
      530,500     Verizon Communications Inc.                         20,928,225
--------------------------------------------------------------------------------
Electric Utilities -- 2.8%
      268,000     Consolidated Edison, Inc. (b)                       11,599,040
      138,600     Exelon Corp.                                         8,289,666
      273,200     Progress Energy, Inc. (b)                           11,993,480
      187,900     Xcel Energy, Inc. (b)                                2,826,016
--------------------------------------------------------------------------------
                                                                      34,708,202
--------------------------------------------------------------------------------
Energy -- 0.2%
          400     Gas Properties (100% owned) (c)                        918,000
                  Royalty Interest (c)                                 1,345,000
--------------------------------------------------------------------------------
                                                                       2,263,000
--------------------------------------------------------------------------------
Energy Equipment and Services -- 1.3%
      314,900     ENSCO International Inc. (b)                         8,470,810
      345,100     Transocean Inc. (a)                                  7,581,847
--------------------------------------------------------------------------------
                                                                      16,052,657
--------------------------------------------------------------------------------
Food and Drug Retailing -- 1.1%
      653,900     Safeway Inc. (a)                                    13,378,794
--------------------------------------------------------------------------------
Food Products -- 1.0%
      357,000     Kraft Food Inc., Class A Shares                     11,620,350
--------------------------------------------------------------------------------
Gas Utilities -- 0.6%
      406,900     NiSource Inc.                                        7,731,100
--------------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 0.7%
      183,100     Guidant Corp.                                        8,127,809
--------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.8%
      632,300     McDonald's Corp.                                    13,948,538
      228,100     MGM MIRAGE (a)                                       7,796,458
--------------------------------------------------------------------------------
                                                                      21,744,996
--------------------------------------------------------------------------------
Household Durables -- 0.7%
      175,000     Fortune Brands, Inc.                                 9,135,000
--------------------------------------------------------------------------------
Household Products -- 2.2%
      343,600     Kimberly-Clark Corp.                                17,915,304
       98,900     The Procter & Gamble Co.                             8,819,902
--------------------------------------------------------------------------------
                                                                      26,735,206
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                  5

Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

     SHARES                  SECURITY                                  VALUE
--------------------------------------------------------------------------------
Industrial Conglomerates -- 3.9%
    1,120,000     General Electric Co.                             $  32,121,600
      853,700     Tyco International Ltd.                             16,203,226
--------------------------------------------------------------------------------
                                                                      48,324,826
--------------------------------------------------------------------------------
Insurance -- 3.8%
      458,100     American International Group, Inc.                  25,277,958
           91     Berkshire Hathaway Inc., Class A Shares (a)          6,597,500
      196,100     Marsh & McLennan Cos., Inc.                         10,014,827
       51,400     XL Capital Ltd., Class A Shares                      4,266,200
--------------------------------------------------------------------------------
                                                                      46,156,485
--------------------------------------------------------------------------------
Machinery -- 1.6%
      112,300     Cummins Inc. (b)                                     4,030,447
      246,400     Navistar International Corp. (a)(b)                  8,040,032
      104,300     PACCAR Inc. (b)                                      7,046,508
--------------------------------------------------------------------------------
                                                                      19,116,987
--------------------------------------------------------------------------------
Media -- 3.9%
      466,700     Comcast Corp., Class A Shares (a)                   14,085,006
      349,700     Comcast Corp., Special Class A Shares (a)           10,081,851
      323,800     Interactive Corp. (a)(b)                            12,812,766
      830,785     Liberty Media Corp., Class A Shares (a)              9,603,874
      281,500     UnitedGlobalCom, Inc., Class A Shares (a)(b)         1,455,355
--------------------------------------------------------------------------------
                                                                      48,038,852
--------------------------------------------------------------------------------
Metals and Mining -- 2.1%
      814,800     Alcoa Inc.                                          20,777,400
      289,700     Barrick Gold Corp.                                   5,185,630
--------------------------------------------------------------------------------
                                                                      25,963,030
--------------------------------------------------------------------------------
Multiline Retail -- 2.1%
      428,400     Costco Wholesale Corp. (a)                          15,679,440
      283,800     Federated Department Stores, Inc.                   10,458,030
--------------------------------------------------------------------------------
                                                                      26,137,470
--------------------------------------------------------------------------------
Oil and Gas -- 6.2%
      215,200     ChevronTexaco Corp.                                 15,537,440
      956,500     Exxon Mobil Corp.                                   34,347,915
      180,000     Occidental Petroleum Corp.                           6,039,000
      271,700     Total Fina Elf S.A. ADR                             20,594,860
--------------------------------------------------------------------------------
                                                                      76,519,215
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.5%
      157,300     International Paper Co.                              5,620,329
--------------------------------------------------------------------------------
Personal Products -- 1.8%
       97,900     Avon Products, Inc.                                  6,089,380
      466,200     The Estee Lauder Cos., Inc., Class A Shares (a)     15,631,686
--------------------------------------------------------------------------------
                                                                      21,721,066
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                        2003 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

     SHARES                  SECURITY                                  VALUE
--------------------------------------------------------------------------------
Pharmaceuticals -- 11.6%
       31,600     Eli Lilly & Co.                                $     2,179,452
      204,000     Johnson & Johnson                                   10,546,800
      200,400     Merck & Co. Inc.                                    12,134,220
      256,900     Mylan Laboratories Inc.                              8,932,413
    1,379,000     Pfizer Inc.                                         47,092,850
      946,600     Schering-Plough Corp.                               17,606,760
      567,300     Teva Pharmaceutical Industries Ltd. ADR             32,296,389
      267,400     Wyeth                                               12,180,070
--------------------------------------------------------------------------------
                                                                     142,968,954
--------------------------------------------------------------------------------
Real Estate -- 0.3%
      102,600     iStar Financial Inc.                                 3,744,900
--------------------------------------------------------------------------------
Road and Rail -- 0.7%
      188,500     Canadian National Railway Co.                        9,097,010
--------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 2.5%
      746,100     ASML Holding N.V., NY Shares (a)(b)                  7,132,716
      647,900     Infineon Technologies AG ADR (a)(b)                  6,213,361
      738,700     Intel Corp.                                         15,353,141
      349,000     LSI Logic Corp. (a)(b)                               2,470,920
--------------------------------------------------------------------------------
                                                                      31,170,138
--------------------------------------------------------------------------------
Software -- 5.4%
      742,600     BMC Software, Inc. (a)                              12,126,658
    1,015,900     Microsoft Corp.                                     26,017,199
      742,000     Oracle Corp. (a)                                     8,918,840
      654,500     VERITAS Software Corp. (a)                          18,764,515
--------------------------------------------------------------------------------
                                                                      65,827,212
--------------------------------------------------------------------------------
Specialty Retail -- 3.9%
      625,700     Best Buy Co., Inc. (a)                              27,480,744
      623,400     The Home Depot, Inc.                                20,647,008
--------------------------------------------------------------------------------
                                                                      48,127,752
--------------------------------------------------------------------------------
Tobacco -- 1.1%
      282,900     Altria Group, Inc.                                  12,854,976
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.3%
    1,944,900     AT&T Wireless Services Inc.                         15,967,629
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCK
                  (Cost -- $1,067,399,562)                         1,201,031,186
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                  7

Schedule of Investments (unaudited) (continued)                    June 30, 2003
--------------------------------------------------------------------------------

     SHARES                         SECURITY                           VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 1.8%
Media -- 1.8%
       862,300    The News Corp. Ltd. ADR (Cost -- $17,648,262)   $   21,600,615
--------------------------------------------------------------------------------
      FACE
     AMOUNT                         SECURITY                           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT-- 0.4%
    $5,296,000    State Street Bank and Trust Co., 1.000% due
                    7/1/03; Proceeds at maturity -- $5,296,147;
                    (Fully collateralized by U.S. Treasury Bonds,
                    8.125% due 8/15/19; Market value --
                    $5,406,844) (Cost -- $5,296,000)                   5,296,000
--------------------------------------------------------------------------------
                  TOTAL INVESTMENTS-- 100.0%
                  (Cost -- $1,090,343,824*)                       $1,227,927,801
--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Note 4).
(c) Fair value determined pursuant to procedures established by the Board of Directors.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:
    -----------------------------------
    ADR - American Depositary Receipt



Loaned Securities Collateral (unaudited)                           June 30, 2003
--------------------------------------------------------------------------------
      FACE
     AMOUNT                     SECURITY                               VALUE
--------------------------------------------------------------------------------
$53,513,250   State Street Navigator Securities Lending
                Trust Prime Portfolio (Cost -- $53,513,250)          $53,513,250
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        2003 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)                    June 30, 2003
--------------------------------------------------------------------------------
ASSETS:
     Investments, at value (Cost -- $1,090,343,824)              $1,227,927,801
     Loaned securities collateral, at value
       (Cost -- $53,513,250) (Note 4)                                53,513,250
     Cash                                                                   376
     Receivable for securities sold                                   7,882,335
     Dividends and interest receivable                                1,204,962
--------------------------------------------------------------------------------
     Total Assets                                                 1,290,528,724
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for loaned securities collateral (Note 4)               53,513,250
     Payable for securities purchased                                 7,997,239
     Management fee payable                                           1,624,850
     Dividends payable                                                   74,907
     Accrued expenses                                                   181,604
--------------------------------------------------------------------------------
     Total Liabilities                                               63,391,850
--------------------------------------------------------------------------------
Total Net Assets                                                 $1,227,136,874
--------------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                                 $   99,957,634
     Capital paid in excess of par value                          1,161,800,111
     Undistributed net investment income                                876,689
     Accumulated net realized loss from investment transactions    (173,081,201)
     Net unrealized appreciation of investments and
       foreign currencies                                           137,583,641
--------------------------------------------------------------------------------
Total Net Assets                                                 $1,227,136,874
--------------------------------------------------------------------------------
Shares Outstanding ($1.00 par value, 125,000,000
  shares authorized)                                                 99,957,634
--------------------------------------------------------------------------------
Net Asset Value, per share                                               $12.28
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                  9

Statement of Operations (unaudited)       For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                     $  9,267,234
     Interest                                                           225,751
     Oil royalties                                                      355,318
     Less: Foreign withholding tax                                     (164,646)
--------------------------------------------------------------------------------
     Total Investment Income                                          9,683,657
--------------------------------------------------------------------------------
EXPENSES:
     Management fee (Note 2)                                          3,086,654
     Shareholder communications                                         182,453
     Shareholder servicing fees                                         131,355
     Directors' fees                                                     51,900
     Audit and legal                                                     49,380
     Stock certificates and listing fees                                 32,362
     Custody                                                             19,261
     Insurance                                                            7,240
     Other                                                               34,164
--------------------------------------------------------------------------------
     Total Expenses                                                   3,594,769
--------------------------------------------------------------------------------
Net Investment Income                                                 6,088,888
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
     Realized Gain (Loss) From:
        Investment transactions                                     (47,764,484)
        Foreign currency transactions                                        35
--------------------------------------------------------------------------------
     Net Realized Loss                                              (47,764,449)
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation From:
        Investments                                                 198,057,190
        Foreign currencies                                                  336
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                        198,057,526
--------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                      150,293,077
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $156,381,965
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       2003 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                      2003           2002
---------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income                                     $    6,088,888  $   10,664,952
     Net realized loss                                            (47,764,449)   (118,618,665)
     Increase (decrease) in net unrealized appreciation           198,057,526    (209,277,037)
---------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations            156,381,965    (317,230,750)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                         (5,001,004)    (10,982,714)
     Net realized gains                                                    --      (6,772,668)
---------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders     (5,001,004)    (17,755,382)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Treasury stock acquired                                       (6,238,506)     (2,787,281)
-----------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions           (6,238,506)     (2,787,281)
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                 145,142,455    (337,773,413)

NET ASSETS:
     Beginning of period                                        1,081,994,419   1,419,767,832
-----------------------------------------------------------------------------------------------
     End of period*                                            $1,227,136,874  $1,081,994,419
-----------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                                              $876,689       $(211,230)
-----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
-----------------------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                                11

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The Salomon Brothers Fund Inc ("Fund"), is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund's primary investment objectives are growth and conservation of capital. Income receives secondary consideration. Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAPrequires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual amounts could differ from those estimates.

(A) SECURITIES VALUATION. Portfolio securities listed or traded on national securities exchanges, or reported by the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. If no quotations are readily available (as may be the case for securities of limited marketability), or if "restricted" securities are being valued, such portfolio securities and other assets are valued at fair value determined pursuant to procedures established by the Board of Directors. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value.

(B) FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

(C) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

(D) REPURCHASE AGREEMENTS. The Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

--------------------------------------------------------------------------------
12                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

(E) OTHER. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest is recognized as interest income when earned. Original issue discount, market discount and premium on securities purchased is accreted or amortized on an effective yield basis over the life of the security.

2.  Management Fee and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc., ("Citigroup") acts as investment manager to the Fund. SBAM is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell, or hold particular securities and is responsible for day-to-day administration of the Fund.

The investment manager has delegated certain administrative responsibilities to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup pursuant to a Sub-Administration Agreement between the investment manager and SBFM.

Certain officers and/or directors of the Fund are also officers and/or directors of the investment manager.

The Fund pays SBAM a base management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following annual rates:

Average Daily Net Assets                               Annual Fee Rate
--------------------------------------------------------------------------
First $350 million                                         0.650%
Next $150 million                                          0.550%
Next $250 million                                          0.525%
Next $250 million                                          0.500%
Over $1 billion                                            0.450%
--------------------------------------------------------------------------

The performance adjustment is paid quarterly based on a rolling one year period. A performance adjustment will only be made after the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. For each percentage point by which the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index, the base fee will be adjusted upward or downward by 0.01% (annualized). The maximum annual adjustment is 0.10% which would occur if the Fund's performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. For this purpose, the performance fee calculation is based on the total return value of the S&P 500 Index versus the Fund's total return calculated based on net asset value and assuming all distributions are reinvested at net asset value on the record date of the distribution. For the rolling one year periods ended March 31, 2002, June 30, 2002, September 30, 2002, and December 31, 2002, the performance of the S&P 500 Index was exceeded by the Fund's performance by 0.76%, 1.18%, 1.32% and negative 0.39%, respectively. This resulted in a total increase of the base management fee of $84,013. For the rolling one year periods ended March 31, 2003 and June 30, 2003, the performance of the S&P 500 Index was exceeded by the Fund's performance by negative 0.37% and 1.05%, respectively. This resulted in a total increase of the base management fee of $29,089.

There were no brokerage commissions paid to Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates for investment transactions executed on behalf of the Fund during the six months ended June 30, 2003.

--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                 13

--------------------------------------------------------------------------------


3.  Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------------
Purchase                                                       $408,694,603
------------------------------------------------------------------------------
Sales                                                           412,977,855
------------------------------------------------------------------------------

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------------------------------
Gross unrealized appreciation                                 $199,770,865
Gross unrealized depreciation                                  (62,186,888)
------------------------------------------------------------------------------
Net unrealized appreciation                                   $137,583,977
------------------------------------------------------------------------------

4.  Lending of Portfolio Securities

The Fund has an agreement with its custodian where by the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $52,359,737. The Fund received cash collateral amounting to $53,513,250 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $65,658.

5.  Capital Shares

On July 17, 2002, the shareholders held a Special Meeting for the Fund to approve a share repurchase plan. The Fund was authorized to repurchase up to one million shares. On July 25, 2002, the Fund commenced this share repurchase plan. Since the inception of the repurchase plan, the Fund repurchased 980,400 shares with a total cost of $9,025,787 at the weighted average discount of 14.61% per share. For the six months ended June 30, 2003, the Fund repurchased 680,900 shares with a total cost of $6,238,506 at the weighted average discount of 14.62% per share.

On March 19, 2003, the shareholders held a Special Meeting for the Fund to approve another share repurchase plan. The Fund was authorized to repurchase up to one million shares. To date, this repurchase plan has not commenced.


--------------------------------------------------------------------------------
14                                       2003 Semi-Annual Report to Shareholders

Financial Highlights
--------------------------------------------------------------------------------


For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                            2003(1)        2002          2001           2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.75        $14.07        $16.27         $19.24        $18.76       $18.51
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                      0.06          0.11          0.11           0.14          0.18         0.26
   Net realized and unrealized gain (loss)    1.51         (3.26)        (1.87)         (0.46)         4.08         3.45
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.57         (3.15)        (1.76)         (0.32)         4.26         3.71
--------------------------------------------------------------------------------------------------------------------------
Gain From Repurchase of Treasury Stock        0.01          0.01            --             --            --           --
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.05)        (0.11)        (0.11)         (0.13)        (0.17)       (0.27)
   Net realized gains                           --         (0.07)        (0.33)         (2.41)        (3.63)       (3.19)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.05)        (0.18)        (0.44)         (2.54)        (3.80)       (3.46)
--------------------------------------------------------------------------------------------------------------------------
Increase in Net Asset Value
   Due to Shares Issued on
   Reinvestment of Dividends                    --            --            --             --          0.02           --
--------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value
   Due to Shares Issued
   Through Rights Offering                      --            --            --          (0.10)           --           --
--------------------------------------------------------------------------------------------------------------------------
Rights Offering Costs                           --            --            --          (0.01)           --           --
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.28        $10.75        $14.07         $16.27        $19.24       $18.76
--------------------------------------------------------------------------------------------------------------------------
Total Return, Based on Market Price           18.4%++      (25.4)%       (21.2)%         (8.0)%*       34.6%        22.6%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $1,227        $1,082        $1,420         $1,642        $1,820       $1,686
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                   0.65%+        0.62%         0.62%          0.65%         0.56%        0.52%
   Net investment income                      1.10+         0.86          0.76           0.71          0.90         1.39
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         37%           47%           61%            76%           73%          68%
--------------------------------------------------------------------------------------------------------------------------
Market Price, End of Period                $10.740        $9.120       $12.420        $16.250       $20.375      $18.188
--------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
 * Total market value return taking into consideration the Rights Offering would have been (7.7)%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                 15

Additional Shareholder Information (unaudited)
-------------------------------------------------------------------------------


RESULT OF ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of The Salomon Brothers Fund Inc was held on April 22, 2003, for the purpose of considering and voting upon the election of Directors and two shareholder proposals. The following table provides information concerning the matters voted upon at the Meeting:

1. ELECTION OF DIRECTORS

                                             % of                       % of
                               Shares        Votes         Shares       Votes
Nominees                      Voted For       For         Withheld    Withheld
--------------------------------------------------------------------------------
Andrew L. Breech             75,037,690      91.88%      6,634,275       8.12%
Carol L. Colman              74,836,214      91.63       6,835,751       8.37
William R. Dill              74,604,507      91.35       7,067,458       8.65
R. Jay Gerken                74,633,199      91.38       7,038,775       8.62
Clifford M. Kirtland, Jr.    74,310,344      90.99       7,361,621       9.01
Louis P. Mattis              72,901,099      89.26       8,770,866      10.74
Thomas F. Schlafly           74,714,764      91.48       6,957,201       8.52
--------------------------------------------------------------------------------


2. SHAREHOLDER PROPOSAL WITH REGARD TO OPEN-ENDING THE FUND

                % of                    % of
   Shares       Votes      Shares       Votes      Shares         Broker
  Voted For      For       Against     Against    Abstained      Non-Votes
--------------------------------------------------------------------------------
 13,035,205     22.70%   44,388,785    77.30%     3,085,646     21,162,329
--------------------------------------------------------------------------------



3. SHAREHOLDER PROPOSAL WITH REGARD TO PAYMENT OF DIRECTORS IN SHARES OF THE
   FUND

                % of                    % of
   Shares       Votes      Shares       Votes      Shares         Broker
  Voted For      For       Against     Against    Abstained      Non-Votes
--------------------------------------------------------------------------------
  17,651,410     30.87%   39,521,875    69.13%     3,336,351     21,162,329
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16                                       2003 Semi-Annual Report to Shareholders

Automatic Dividend Reinvestment and Cash Payment Plans (unaudited)
--------------------------------------------------------------------------------


Salomon Brothers Fund: Helping Investors Grow Their Wealth Since 1929

You've already harnessed the wealth-building power of The Salomon Brothers Fund Inc ("SBF"). Now harness two more wealth-building strategies: the power of compounding through the Dividend Reinvestment Plan and the convenience of the Cash Payment Plan - available only to investors of The Salomon Brothers Fund. We've included brief descriptions of these two Plans, and a section on the most frequently asked questions.

Dividend Reinvestment Plan (DR Plan)

Money from dividends and distributions can lie idle for months at a time, and making smaller investments in the stock market can be expensive and difficult. With the DR Plan, dividends and distributions from the Salomon Brothers Fund are promptly invested for you in additional shares of SBF. All paper work is done for you automatically by the Agent for the DR Plan, and you will receive statements from the Agent to keep in your personal records.

The DR Plan is flexible, and offers investors three different reinvestment options. Depending on which option you choose, you may automatically reinvest:

      1. All dividends and capital gains (long-term and short-term) in additional shares of SBF

      2. All capital gains (long-term and short-term) in additional shares of SBF and receive dividends in cash

      3. All dividends in additional shares of SBF and receive capital gains (long-term and short-term) in cash.

To make it easy for you to sign up for the DR Plan or to change your option if you already participate in the Plan, we've included an easy and convenient mail-in form in the back of this report. Remember to indicate which option you are selecting; otherwise the Agent will consider you to have chosen option (1) and reinvest all dividends and capital gains (long-term and short-term) in additional shares of SBF.

Cash Payment Plan: Buying Additional Shares Directly from/through SBF

The Cash Payment Plan allows investors in SBF to purchase additional shares of SBF conveniently and inexpensively, without committing large dollar amounts or paying big brokerage commissions. You can make additional investments for as little as $25.00 on either a regular basis or when you have extra money to invest. You also can vary the amount you invest each time, as long as it is at least $25.00, and there is no maximum limit to the amount you can invest under the Cash Payment Plan.

The Agent will purchase additional shares of SBF for your account on the next "Investment Date" following receipt of your optional cash payment. Each Friday is considered an "Investment Date," or the closest business day prior to it if Friday is a holiday. Shares purchased under the Cash Payment Plan are held by the Agent as uncertificated shares, unless separate specific instructions to issue certificates are received. Only whole shares can be issued as certificates, fractional shares cannot be issued in certificate form. Dividends and distributions on those shares held by the Agent will be automatically reinvested.

--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                 17

--------------------------------------------------------------------------------

Certificate Of Deposit

If you wish, you may also deposit with the Agent stock certificates representing ownership of capital stock in SBF which you now hold. The Agent will combine these shares with shares issued or purchased through the DR Plan or Cash Payment Plan. The actual certificates forwarded by you will be cancelled.

Cost to You

Except as specifically noted, you will not bear any of the costs of administering the Plan. When the Agent purchases shares of SBF on the open market, the cost of reinvesting your dividends and distributions or purchasing additional shares through these Plans is less than the usual brokerage commissions on smaller or odd lot transactions because the Agent combines the purchase of shares for all participants and passes the savings in commissions on to you. You pay your proportionate share of the commissions paid on all open market purchases. Of course, dividends and distributions remain taxable even if they are automatically reinvested.

To help you learn more about the DR Plan and Cash Payment Plan, we are including the answers to some of the most frequently asked questions about these plans.

Who can participate in these Plans?

As a shareholder of Salomon Brothers Fund, you can participate in both the DR Plan and the Cash Payment Plan.

How does the Dividend Reinvestment Plan work?

If you are a participant in the Plan, you will receive either newly issued shares or shares that are purchased on the New York Stock Exchange in the open market, depending on the relationship between the market price per share of SBF and the net asset value per share of SBF, as described in terms and conditions of the DR Plan.

The number of common stock shares you receive is determined in the following way: If the market price of the common stock is equal to or higher than the net asset value ("NAV") per share at the time of valuation, you will be issued shares for the equivalent of either the most recently determined NAV per share or 95% of the market price, whichever is greater. If, on valuation date, the NAV per share is greater than the market price per share, shares will be purchased in the open market at market price per share.

However, if the dividend or distribution is not large enough to buy a full share, the Agent will credit your account with a fractional share, which will be computed four decimal places. These fractional shares will earn dividends and distributions for you just the way that full shares do.

How do I enroll in the Dividend Reinvestment Plan?

If you hold your certificates yourself, you probably are already enrolled in the DR Plan. Reinvestment begins

--------------------------------------------------------------------------------
18                                       2003 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

with the first dividend after you purchase your shares. However, if your shares are held in the name of a broker or nominee, you should contact your broker or nominee about your ability to participate in the DR Plan. If your broker or nominee does not provide the automatic reinvestment service, you may need to take your shares out of "street name" and register them in your own name to guarantee your participation. Otherwise, dividends and distributions will be paid in cash by your broker or nominee.

Can I withdraw from the Dividend Reinvestment Plan or change my reinvestment option?

Yes. You can withdraw from the DR Plan or change your reinvestment option by calling the Agent at this toll-free telephone number: 1-800-432-8224.

If you withdraw from the DR Plan and then wish to re-enroll, simply complete the enclosed Authorization Card and mail it to the address given below. You can also re-enroll by calling the toll-free number for the Agent. Your participation in the DR Plan will begin with the next dividend or distribution payable after the Agent receives your authorization, as long as it is received before the record date for the dividend or distribution. If your authorization arrives after the record date, your participation will begin with the following dividend or distribution.

      The Bank of New York
      Investor Relations Department
      P.O. Box 11002
      New York, NY 10286-1002
      Tel: 1-800-432-8224

Important Notes to This Section:

The Fund and the Agent may amend or terminate the DR Plan and Cash Payment Plan. The Agent will mail to participants notice at least 30 days prior to the effective date of any amendment.

The Agent may utilize BNY Brokerage Inc., an affiliate of the Agent, for the trading activity relating to the DR Plan and Cash Payment Plan on behalf of the participants. BNY Brokerage Inc. receives a commission in connection with these transactions. Remember your detailed account statement will include a tear-off portion that you should utilize for all transaction processing.

If your shares are held in the name of a broker or nominee, you should contact your broker or nominee for more information about your ability to participate in the DR Plan. If the broker or nominee does not provide an automatic reinvestment service, it may be necessary for you to have shares taken out of the "street name" and registered in your own name to guarantee your participation. Otherwise, dividends and distributions will be paid in cash by your broker or nominee.

--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                 19

--------------------------------------------------------------------------------


How are shares purchased for the Cash Payment Plan?

All cash payment shares will be purchased on the open market at the prevailing market price and in accordance with the Terms and Conditions of Authorization for Amended and Reinvested Dividend Reinvestment and Cash Payment Plans (Terms and Conditions).

Who is the "Agent" and what are its responsibilities?

The Bank of New York acts as the Agent for SBF. The Agent is responsible for doing the paperwork for shareholders, including providing account statements. The Agent also is responsible for forwarding proxy material to you, including a proxy form and return envelope, covering all shares owned by a participant to be voted and returned to the Fund or its proxy agent.

The Agent will hold the shares it has purchased for your account unless you request otherwise. This convenient feature provides added protection against loss, theft or accidental destruction of certificates. If you request it, the Agent will issue certificates for full shares held in your account. However, if a certificate is lost, the replacement cost is currently 2% of the value of the shares at the time of loss.

You may also ask the Agent to hold all of your shares of SBF. The Agent will combine these shares with shares acquired through the DR Plan or Cash Payment Plan. The actual certificates forwarded by you will be cancelled and replaced with a book-entry in the Agent's records.

Is there any tax advantage to participate in the Dividend Reinvestment Plan?

No. Even if you do not receive cash when you participate in the DR Plan, you will be taxed on an amount equal to cash received by the agent on your behalf pursuant to the DR Plan. If you have any further questions about the tax implications of the Plan, you should consult your tax adviser.

--------------------------------------------------------------------------------
20                                       2003 Semi-Annual Report to Shareholders

Terms and Conditions of Authorization for Amended and Restated Automatic Dividend Reinvestment and Cash Payment Plans

1. (a) The Bank of New York (the "Agent") will act as agent for each participant in the Amended and Restated Dividend Reinvestment Plan (the "DR Plan") of Salomon Brothers Fund Inc (the "Corporation").

   (b) Participants in the DRPlan will have three options, as follows: (i) a participant may have all net investment income dividends ("dividends") and capital gain distributions (short-term and long-term) ("distributions") automatically reinvested; (ii) a participant may have all dividends paid in cash and all distributions automatically reinvested; or (iii) a participant may have all dividends automatically reinvested and all distributions paid in cash. Participants will be deemed to have elected option (i) unless notification is received by the Agent that the participant elects option (ii) or option (iii). Participants may change elections by notifying the Agent and a change in election will be effective with respect to a dividend or distribution if the Agent is contacted prior to the record date; otherwise it will be effective with the following dividend or distribution.

   (c) Unless the Corporation declares a dividend or distribution which may be paid to shareholders only in the form of cash, the Agent will apply all dividends and distributions which are to be reinvested on behalf of a participant in the manner set forth below.

2. (a) If, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share on that date (such condition, a "market premium"), the Agent shall receive the dividend or distribution in newly issued shares of the Corporation on behalf of shareholders. If, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date (such condition, a "market discount"), the Agent will purchase shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a "Trading Day") preceding the payment date for the dividend or distribution. For purposes herein, "market price" shall mean the average of the highest and lowest prices at which the Corporation's stock sells on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

   (b) Purchases by the Agent shall be made in accordance with the conditions set forth in Item 4 below and may be made on any securities exchange where such shares are traded, in the over-the-counter market, or in negotiated transactions, and may be on such terms as to price, delivery, and otherwise as the Agent may determine. Such purchases shall be made as soon as practicable commencing on the Trading Day following the determination date and ending no later than 30 days after the dividend or distribution date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws; provided, however, that such purchases shall, in any event, terminate on the earlier of (i) 60 days after the dividend or distribution payment date and (ii) the Trading Day prior to the "ex-dividend date" next succeeding the dividend or distribution payment date.

   (c) If (i) the Agent is unable to invest the full dividend or distribution amount in open market purchases during the purchase period provided for in paragraph (b) above or (ii) a market discount shifts to a market premium during the purchase period, the Agent will cease making open market purchases and will receive the uninvested portion of the dividend or distribution amount in newly issued shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open-market purchases as specified in paragraph (b) above or (y) in the case of (ii) above at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution.

   (d) In the event that all or part of a dividend or distribution amount is to be to paid in newly issued shares, such shares will be issued to participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per share, then the newly issued shares shall be valued at net asset value per share on the valuation date; provided, however, that if the net asset value per share is less than 95% of the market price per share on the valuation date, then such shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per share, the newly issued shares will be valued at the market price per share on the valuation date. The valuation date shall be the dividend or distribution payment date except that with respect to shares issued pursuant to paragraph (c) above, the valuation date shall be the date such shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date shall be the next preceding Trading Day.

3. Under the Cash Payment Plan (together with the DR Plan, the "Plans"), cash payments of at least $25.00 made from time to time by the participant and received by the Agent will be applied by the Agent in the purchase of additional shares of capital stock of the Corporation on the Investment Date next following receipt. The "Investment Date" will be each Friday (or closest business day prior thereto if a holiday). All cash payment shares will be purchased by the Agent on the open market at prevailing market prices and in accordance with the conditions set forth in Item 4 below. Participants have an unconditional right to obtain the return of any cash payments up to 48 hours prior to such Investment Date. Checks must be drawn on United States banks and denominated in U.S. dollars only. Third party checks will not be accepted. There is no maximum amount of investment under the Cash Payment Plan. The Agent reserves the right to sell additional shares from the participant's account to satisfy any returned checks.

4. In making cash purchases for the participant's account, the Agent will combine the participant's funds with those of the other participants. The price at which the Agent shall be deemed to have acquired shares shall be the average price (including brokerage commissions) of all shares purchased by it in connection with a particular dividend or distribution under the DR Plan or in connection with a particular investment under the Cash Payment Plan, as the case may be.

--------------------------------------------------------------------------------

                          THE SALOMON BROTHERS FUND INC
                  AUTHORIZATION TO PARTICIPATE IN THE DIVIDEND
                      REINVESTMENT PLAN FOR SHAREOWNERS OF
                          THE SALOMON BROTHERS FUND INC
                                  COMMON SHARES

     I wish to participate in the Dividend Reinvestment Plan. I appoint The Bank of New York (the Agent) and authorize THE SALOMON BROTHERS FUND INC to pay to the Agent for my account all net investment income dividends and capital gain distributions (short-term and long-term) payable to me on the Common Shares that are now or may hereafter be registered in my name.

     I authorize the Agent to apply all such dividends and distributions in the following manner, subject to the terms and conditions of the Plan set forth in the brochure describing the Plan.

   / / (1) All net investment income dividends and capital gain distributions
           (short-term and long-term) payable to me shall be automatically reinvested

   / / (2) All net investment income dividends payable to me shall be paid in cash and all capital gain distributions (short-term and long-term) payable to me shall be automatically reinvested

   / / (3) All net investment income dividends payable to me shall be reinvested and all capital gain distributions (short-term and long-term) shall be paid in cash

     (Choose one of the above.)

     I understand that if I do not choose one of the above, I will be deemed to have chosen option (1).

     I understand that the appointment of The Bank of New York as the Agent is subject to the terms and conditions of the Plan set forth in the brochure describing the Plan.

     In addition, please invest the enclosed optional cash payment in the amount of $____________ as directed by the terms and conditions of the Plan.

                 (Please sign on the reverse side of this card.)

--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                 21

   It is understood that (i) the Agent may hold the shares of all participants together in its name or in the name of its nominee, (ii) the Agent may utilize BNY Brokerage Inc., an affiliate of the Agent, for all trading activity relating to the DR Plan and Cash Payment Plan on behalf of participants and that BNY Brokerage Inc. receives a commission in connection with such transactions, (iii) that government regulations may require the temporary curtailment or suspension of purchase of shares under the Plans and accordingly, the Agent shall not be accountable for its inability to make purchases at such times and (iv) that the Agent shall have no responsibility as to the market value of the shares acquired for the participant's account.

   The Agent will confirm the purchases so made as soon as practicable after the purchases are made.

5. No certificate with respect to reinvested dividends and distributions will be issued to a participant unless he or she so requests. No certificate for a fractional share will be issued.

6. Participants shall not bear any of the costs of administering the Plan. Each account will bear its proportionate share of brokerage commissions paid on open market purchases.

7. It is understood that the investment of dividends and distributions does not relieve the participant of any taxes which may be payable on such dividends and distributions. The Agent will report annually to each participant the amount of dividends and distributions credited to his account during the year.

8. (a) The Agent will forward all proxy materials, including a form of proxy and return envelope, covering all shares owned by a participant to be voted and returned by the participant to the Corporation or its proxy agent.

   (b) A participant may terminate his or her account under the DR Plan or change his or her election pursuant to paragraph 1(b), at any time by notifying the Agent prior to the next dividend or distribution record date. Participation shall be terminated by written notice similarly received of the death, or adjudicated incompetency of a participant.

   (c) In the event written notice of termination, death or adjudicated incompetency is received by the Agent after a dividend or distribution record date, but prior to the determination by the Agent of the number of shares to be issued to or purchased for the participant following such dividend or distribution record date, participation in the DR Plan shall be terminated immediately following such determination. Upon termination by reason of notice of death, or adjudicated incompetency, no newly issued shares shall be credited to the participant's account and no purchase of shares shall be made for the participant's account. The participant's shares and any cash dividends or distributions paid thereon shall be retained by the Agent subject to the Terms and Conditions until such time as such participant's legal representatives shall have been appointed and shall have furnished proof sufficient to the Agent of his right to receive such shares and such dividends or distributions. Upon termination by the participant, the Agent will send the participant a certificate of the full shares in his or her account and a check in an amount equal to the then current market price of any fractional share or, the Agent, upon receipt of instructions from the participant, will sell the participant's full and fractional shares as soon as practicable following termination and send to the participant a check representing the proceeds, less brokerage commissions and any applicable taxes.

       If a participant disposes of all shares registered in his or her name on the books of the Corporation, the Agent will at its discretion, continue to reinvest dividends and distributions on the shares in the participant's DR Plan account until otherwise notified by the participant.

9. The Agent may terminate either Plan by notice in writing remitted to all participants. In such event the Agent will send the participant a certificate for the full shares in his or her account and cash for any fractional shares at the then current market price as indicated in Item 8.

10. The Agent shall not be liable hereunder for any act done in good faith, or for any good faith omissions to act, including, without limitation, any claims of liability (1) arising out of any such act or omission to act which occurs prior to the termination of participation pursuant to Item 8 above and (2) with respect to the prices at which shares are purchased or sold for the participant's account and the times such purchases or sales are made.

11. The participant agrees to notify the Agent promptly in writing of any change of address. Notices to the participant may be given by letter addressed to the participant at his last address of record with the Agent.

12. These Terms and Conditions may be amended or supplemented by the Agent at any time or times by mailing appropriate notice at least 30 days prior to the effective date thereof to the participant at his last address of record. The amendment or supplement shall conclusively be deemed to be accepted by the participant unless prior to effective date thereof the Agent receives written notice of the termination of the participant's account. Any such amendment may include the appointment by the Agent in its place and stead a successor agent under these Terms and Conditions provided such successor is a bank or trust company organized under the laws of the United States or any state thereof. The Corporation is authorized to pay to such successor agent for the account of each participant in the Plan all dividends and distributions payable on shares of the Corporation's capital stock held by the Agent for the participant or by the participant himself or herself, the shares to be applied by such successor agent as provided in these Terms and Conditions.

13. You may effect "book-to-book" transfers, which involve transferring shares from an existing participant account in the Plan to a new participant account by providing the Bank with a written request in accordance with the terms and conditions of the Plan. All participants in the current account must sign the request and their signatures must be guaranteed by a bank, broker or financial institution that is a member of a signature Guarantee Medallion Program. The new participant account will automatically be coded for full dividend reinvestment unless otherwise instructed.

14. The Terms and Conditions of this authorization shall be governed by the laws of the State of New York.

Any inquiries regarding the Plans should be directed to the Agent at:

                           THE BANK OF NEW YORK
                           Investor Relations Department
                           P.O. Box 11002
                           New York, New York 10286-1002
                           1-800-432-8224


     If you desire to participate in The Salomon Brothers Fund Inc Dividend Reinvestment Plan as described in the brochure, please sign and return this card to:

                              THE BANK OF NEW YORK
                              P.O. Box 1958
                              Newark, NJ 07101-9774
                              Att: Dividend Reinvestment Department

                              DATED:_____________________, 20____

                          PLEASE SIGN, DATE AND RETURN
                           USING THE ENCLOSED ENVELOPE

                               -----------------------------------
                               Signature

                               -----------------------------------
                               Signature (if held jointly)

                Please sign exactly as your name(s) appear hereon.
                               THIS IS NOT A PROXY

--------------------------------------------------------------------------------
22                                       2003 Semi-Annual Report to Shareholders

Board of Directors
--------------------------------------------------------------------------------

Andrew L. Breech

Carol L. Colman

William R. Dill

R. Jay Gerken, CFA, Chairman

Clifford M. Kirtland, Jr.

Louis P. Mattis

Thomas F. Schlafly




Additional Information (unaudited)
--------------------------------------------------------------------------------

This report is transmitted to the shareholders of The Salomon Brothers Fund Inc for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.


--------------------------------------------------------------------------------
The Salomon Brothers Fund Inc                                                 23

Officers
--------------------------------------------------------------------------------

R. Jay Gerken, CFA                       President and Chief Executive Officer

Lewis E. Daidone                         Executive Vice President and
                                            Chief Administrative Officer

Mark McAllister                          Executive Vice President

Frances M. Guggino                       Controller

Christina T. Sydor                       Secretary


Service Providers
--------------------------------------------------------------------------------

Salomon Brothers Asset Management Inc    Investment Manager
399 Park Avenue
New York, New York 10022

The Bank of New York                     Transfer and Dividend Disbursing Agent
101 Barclay Street
New York, New York 10007

State Street Bank and Trust Company      Custodian
225 Franklin Street
Boston, Massachusetts 02110

Simpson Thacher & Bartlett LLP           Legal Counsel
425 Lexington Avenue
New York, New York 10017

PricewaterhouseCoopers LLP               Independent Accountants
1177 Avenue of the Americas
New York, New York 10036


--------------------------------------------------------------------------------
24                                       2003 Semi-Annual Report to Shareholders

[LOGO]
399 Park Avenue
NEW YORK, NEW YORK 10022

1-800-SALOMON
WWW.SBAM.COM





SBFSEMI 6/03
03-4963


[NYSE LOGO]

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

        (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

        (a) Not applicable.

        (b) Attached hereto.

              Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

                           Salomon Brothers Fund Inc


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Fund Inc

Date:    August 28, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Fund Inc

Date:    August 28, 2003


By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Fund Inc

Date:    August 28, 2003